SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, plant and equipment
Interest expense capitalized	$ 2,825,879	$ 1,960,259
Depreciation of property, plant and equipment	31,361,026	28,007,943	$ 52,250,595
Net (loss) income	$ 13,047,584	$ 16,649,176	$ (221,090,508)
Basic income per share	$ 0.05	$ 0.08	$ (0.41)
Service Life [Member]
Property, plant and equipment
Depreciation of property, plant and equipment	$ (18,700,000)	$ (18,700,000)
Net (loss) income	$ 18,700,000	$ 18,700,000
Basic income per share	$ 0.07	$ 0.09
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives	30 years	20 years
Machinery and equipment [Member]
Property, plant and equipment
Estimated useful lives	15 years	10 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives	3 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives	5 years
Motor vehicles [Member]
Property, plant and equipment
Estimated useful lives	6 years